S000031354 [Member] Investment Objectives and Goals - Columbia Intrinsic Value Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Intrinsic Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Intrinsic Value Fund (the Fund) seeks to provide shareholders with a high level of current income and,
Objective, Secondary [Text Block]	as a secondary objective, steady growth of capital.